Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Energy Portfolio
May 31, 2022
ENE-NPRT1-0722
1.802168.118
Common Stocks - 99.3%
	Shares	Value ($)
Energy Equipment & Services - 10.4%
Oil & Gas Drilling - 0.4%
Nabors Industries Ltd. (a)	18,199	3,035,047
Nabors Industries Ltd. warrants 6/11/26 (a)	36,999	1,942,448
Odfjell Drilling Ltd. (a)	1,596,418	4,624,386
Odfjell Technology Ltd. (a)	266,069	783,504
Shelf Drilling Ltd. (a)(b)	1,404,689	2,829,566
		13,214,951
Oil & Gas Equipment & Services - 10.0%
Baker Hughes Co. Class A	892,178	32,100,564
Cactus, Inc.	84,986	4,454,966
Championx Corp.	122,948	2,861,000
Halliburton Co.	2,167,300	87,775,650
Nextier Oilfield Solutions, Inc. (a)	3,618,300	39,439,470
Oceaneering International, Inc. (a)	986,930	12,553,750
ProPetro Holding Corp. (a)	1,552,101	20,254,918
Schlumberger Ltd.	2,019,969	92,837,775
Technip Energies NV	390,034	5,047,682
TechnipFMC PLC (a)	3,999,372	32,954,825
		330,280,600
TOTAL ENERGY EQUIPMENT & SERVICES		343,495,551
Independent Power and Renewable Electricity Producers - 0.7%
Independent Power Producers & Energy Traders - 0.7%
The AES Corp.	84,700	1,866,788
Vistra Corp.	843,500	22,243,095
		24,109,883
Oil, Gas & Consumable Fuels - 88.2%
Coal & Consumable Fuels - 0.6%
Arch Resources, Inc.	56,600	8,650,744
Enviva, Inc.	40,500	3,154,545
Peabody Energy Corp. (a)(c)	353,100	8,336,691
		20,141,980
Integrated Oil & Gas - 38.1%
Cenovus Energy, Inc.:
warrants (a)	97,500	1,755,000
(Canada)	7,540,306	174,788,925
Chevron Corp.	1,362,003	237,887,444
Exxon Mobil Corp.	6,743,146	647,342,016
Imperial Oil Ltd.	610,200	33,422,664
Occidental Petroleum Corp.	1,691,415	117,231,974
Occidental Petroleum Corp. warrants 8/3/27 (a)	99,550	4,713,693
Suncor Energy, Inc.	1,236,600	49,753,389
		1,266,895,105
Oil & Gas Exploration & Production - 36.0%
Antero Resources Corp. (a)	1,554,400	66,652,672
APA Corp.	1,112,900	52,317,429
Callon Petroleum Co. (a)(c)	132,000	7,716,720
Canadian Natural Resources Ltd.	2,056,300	136,089,554
Canadian Natural Resources Ltd.	25,780	1,709,987
Chesapeake Energy Corp. (c)	139,400	13,574,772
Civitas Resources, Inc. (c)	250,954	19,160,338
ConocoPhillips Co.	1,426,666	160,300,192
Coterra Energy, Inc.	1,592,798	54,680,755
Devon Energy Corp.	1,678,700	125,734,630
Diamondback Energy, Inc.	200,400	30,464,808
EOG Resources, Inc.	478,064	65,475,645
Hess Corp.	1,024,400	126,072,908
Magnolia Oil & Gas Corp. Class A	572,000	15,792,920
National Energy Services Reunited Corp. (a)	1,769,718	13,202,096
Northern Oil & Gas, Inc.	173,860	5,683,483
Oasis Petroleum, Inc.	72,500	11,507,925
Ovintiv, Inc.	755,700	42,311,643
PDC Energy, Inc.	1,164,907	92,190,740
Pioneer Natural Resources Co.	426,766	118,615,342
Range Resources Corp. (a)	600,100	20,373,395
SM Energy Co.	223,800	10,802,826
Viper Energy Partners LP	135,259	4,539,292
Whiting Petroleum Corp.	30,400	2,689,184
		1,197,659,256
Oil & Gas Refining & Marketing - 8.3%
Marathon Petroleum Corp.	863,792	87,925,388
Phillips 66 Co.	616,873	62,186,967
Renewable Energy Group, Inc. (a)	27,400	1,679,894
Valero Energy Corp.	948,000	122,860,800
		274,653,049
Oil & Gas Storage & Transport - 5.2%
Cheniere Energy, Inc.	729,212	99,734,325
Energy Transfer LP	3,927,400	45,793,484
Golar LNG Ltd. (a)	381,933	9,674,363
Targa Resources Corp.	237,700	17,119,154
		172,321,326
TOTAL OIL, GAS & CONSUMABLE FUELS		2,931,670,716
TOTAL COMMON STOCKS (Cost $1,944,504,109)		3,299,276,150

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (d)	6,044,135	6,045,344
Fidelity Securities Lending Cash Central Fund 0.82% (d)(e)	31,516,131	31,519,283
TOTAL MONEY MARKET FUNDS (Cost $37,564,627)		37,564,627

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $1,982,068,736)	3,336,840,777
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(14,307,055)
NET ASSETS - 100.0%	3,322,533,722

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,829,566 or 0.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	7,528,525	151,155,310	152,638,491	5,391	-	-	6,045,344	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	23,406,482	290,219,565	282,106,764	27,914	-	-	31,519,283	0.1%
Total	30,935,007	441,374,875	434,745,255	33,305	-	-	37,564,627

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.